Expense Example {- Fidelity Freedom Index Income Fund} - 03.31 Fidelity Freedom Index Funds - Investor PRO-13 - Fidelity Freedom Index Income Fund - Investor Class	May 28, 2022 USD ($)
Expense Example:
1 year	$ 12
3 years	39
5 years	68
10 years	$ 154